Accounts Receivable - Summary of trade receivable past due analysis (Detail) - HKD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Trade Receivable Past Due Analysis [Line Items]
Gross carrying amount	$ 86,514,680	$ 77,350,250
Credit Grade A [Member]
Disclosure Of Trade Receivable Past Due Analysis [Line Items]
Expected credit loss rate.	0.10%	0.07%
Gross carrying amount	$ 54,763,000	$ 21,977,000
Credit Grade BBB [Member]
Disclosure Of Trade Receivable Past Due Analysis [Line Items]
Expected credit loss rate.	0.17%	0.05%
Gross carrying amount	$ 24,218,000	$ 52,723,000
Credit Grade CCC [Member]
Disclosure Of Trade Receivable Past Due Analysis [Line Items]
Expected credit loss rate.	0.10%	0.56%
Gross carrying amount	$ 7,534,000	$ 2,650,000